EARNINGS PER SHARE - Narrative (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted earnings per share	1.6	2.8	0.2	0.2	0.4
Performance-based RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted earnings per share	1.3	1.3